                      [On Heartland Advisors' Letterhead]

                                             April 4, 1997


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


                        Re:  HEARTLAND GROUP, INC.
                             1933 ACT REG. NO. 33-11371
                             1940 ACT FILE NO. 811-4982
                             497(j) CERTIFICATION


Ladies and Gentlemen:

     On behalf of Heartland Group, Inc. (the "Registrant"), in lieu of filing under paragraph (c) of Rule 497 with respect to the Prospectus and Statement of Additional Information, each dated March 31, 1997, relating to the Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Mid Cap Value Fund, Heartland Large Cap Value Fund, Heartland Value Plus Fund and Heartland U.S. Government Securities Fund that were included in Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, in accordance with Rule 497(j), we hereby certify on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment 30, the most recent amendment filed relating to this Prospectus and Statement of Additional Information, and that the text of such Post-Effective Amendment was filed electronically on March 31, 1997.

     Please call me at (414)347-7789 if there are any questions or concerns with respect to this filing.

                                             Very truly yours,
                                             LORRAINE J. KOEPER
                                             Vice President and General Counsel


cc (w/ paper enc.):  Mrs. Patricia Williams
                     Conrad G. Goodkind, Esq.
                     Fredrick G. Lautz, Esq.
                     Mr. Michael R. McVoy
                     Ms. Nancy Frohna
                     Mr. Dale Kent
                     Mr. Stephen T. O'Hearn